      As filed with the Securities and Exchange Commission on September __, 1999

                                                     Securities Act No. 33-44964
                                        Investment Company Act File No. 811-6526
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
                  Pre-Effective Amendment No.                                [_]
                                               --


                  Post-Effective Amendment No. 61                            [X]
                                               --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

                  Amendment No. 63                                           [X]
                                --


                               THE COVENTRY GROUP
          -------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
           ----------------------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (614) 470-8000
                                -----------------
                             Jeffrey L. Steele, Esq.
                             Dechert Price & Rhoads
                               1775 Eye Street, NW
                             Washington, D.C. 20006
               --------------------------------------------------
                     (Name and Address of Agent for Service)
                                 With Copies to:

                                 Walter B. Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219


It is proposed that this filing will become effective on September 15, 1999 pursuant to paragraph (b) of Rule 485.

PROSPECTUS



KENSINGTON

STRATEGIC

REALTY

FUND



DATED SEPTEMBER 15, 1999


KENSINGTON
INVESTMENT GROUP, INC.
INVESTMENT ADVISER

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    KENSINGTON STRATEGIC REALTY FUND          TABLE OF CONTENTS


                                       RISK/RETURN SUMMARY AND FUND EXPENSES



                               LOGO
                                         3  Kensington Strategic Realty Fund

                                       INVESTMENT OBJECTIVES, STRATEGIES AND RISKS



                               LOGO
                                         6  Kensington Strategic Realty Fund

                                       SHAREHOLDER INFORMATION



                               LOGO
                                        11  Pricing of Fund Shares
                                        12  Purchasing and Adding to Your Shares
                                        15  Selling Your Shares
                                        24  Dividends, Distributions And Taxes

                                       FUND MANAGEMENT



                               LOGO
                                        25  The Investment Adviser
                                        27  Portfolio Manager

 [LOGO]
                RISK/RETURN SUMMARY AND FUND EXPENSES

                                 KENSINGTON STRATEGIC REALTY FUND



  INVESTMENT OBJECTIVES             The Fund seeks high current income relative
                                    to equity investment alternatives, plus long
                                    term growth of capital.

  PRINCIPAL                         The Fund invests primarily in real estate
  INVESTMENT STRATEGIES             securities, including securities issued by
                                    real estate investment trusts, master limited
                                    partnerships and other real estate companies.
                                    Investments in these issuers include common,
                                    convertible and preferred stock and debt
                                    securities, rights or warrants to purchase
                                    common stock, and limited partnership
                                    interests. The Fund may engage in
                                    transactions designed to hedge its portfolio
                                    against market declines. The Fund may also
                                    utilize limited portfolio leverage in pursuit
                                    of its objectives.

  PRINCIPAL                         Because the value of the Fund's investments
  INVESTMENT RISKS                  will fluctuate with market conditions, so
                                    will the value of your investment in the
                                    Fund. You could lose money on your investment
                                    in the Fund, or the Fund could underperform
                                    other investments. Some of the Fund's
                                    holdings may underperform its other holdings.
                                    The Fund will be significantly exposed to the
                                    risks of the real estate market. The Fund
                                    will also be non-diversified, which means
                                    that it is more vulnerable to risks affecting
                                    a particular issuer than a diversified fund
                                    would be. Additionally, the Fund can buy
                                    securities with borrowed money (a form of
                                    leverage), which can magnify the Fund's gains
                                    and losses.

  WHO MAY                           Consider investing in the Fund if you are:
  WANT TO INVEST?                   - seeking quarterly income
                                    - wishing to add a growth component to your
                                      portfolio
                                    - willing to accept the risks of investing in
                                    real estate-related securities in exchange
                                      for potentially higher long term returns
                                    This Fund will not be appropriate for anyone:
                                    - pursuing a short-term goal or investing
                                      emergency reserves
                                    - seeking safety of principal


-

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES

 FUND PERFORMANCE


 Because the Fund commenced operations only on September 15, 1999, it does not yet have performance figures that reflect a full calendar year.


 As an investor in the Fund, you will pay the following fees and expenses. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 FEES AND EXPENSES


                                                    CLASS A   CLASS B   CLASS C
                                                    -------   -------   -------
    SHAREHOLDER TRANSACTION FEES
    (FEES PAID BY YOU DIRECTLY)
    Maximum sales charge (load) on purchases         5.75%(1)  0.00%     0.00%
    Maximum deferred sales charge (load)             None(2)   5.00%     1.00%(3)
    ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)
    Management Fee(4)                                1.50%     1.50%     1.50%
    Distribution and Service (12b-1) Fees            0.25%     1.00%     1.00%
    Other Expenses(5)                                1.17%     1.17%     1.17%
    Total Fund Operating Expenses(5)                 2.92%     3.67%     3.67%
    Fee Waiver and/or Expense Reimbursement(6)       0.67%     0.67%     0.67%
    Net Expenses(5)                                  2.25%     3.00%     3.00%


 (1) Lower sales charges are available depending upon the amount invested. See "Distribution Arrangements."


 (2) A deferred sales charge of 1.00% is applied to redemptions within one year of purchase of Class A shares initially purchased in an amount of $1 million or more (not including shares purchased with reinvested dividends and/or distributions).



 (3) Applied to redemptions within one year of purchase.



 (4) The management fee is a fulcrum-type performance fee that, after the first twelve months of Fund operations, increases or decreases from the base fee of 1.50% depending on the Fund's performance relative to that of the NAREIT Composite Index during the preceding twelve months. The Adviser will receive the base fee for the first twelve months of Fund operations and, thereafter for periods when the Fund's performance for the past twelve months equals that of the Index. Through performance adjustments equal to 15% of the difference between the performance of the Fund and that of the Index during the previous twelve months, the fee can range from a minimum of 0.50% to a maximum of 2.50%. This fee arrangement may result in higher fees than those paid by other investment companies. The Adviser may receive the maximum fee even if the Fund's absolute performance is negative, and it may receive the minimum fee even when the Fund has significant positive performance.



 (5) "Other Expenses" are based on estimated amounts for the current fiscal year.



 (6) The Adviser has contractually agreed, until October 31, 2002, to waive fees and/or reimburse the Fund to the extent necessary to maintain Total Fund Operating Expenses for Class A, B and C shares at 2.25%, 3.00% and 3.00%, respectively, provided that these limits do not apply to increases due to performance fee adjustments. For the first 36 full months of the Fund's operations, the Fund will pay or repay fees that were waived or reimbursed to the extent such payments or repayments would not cause the expenses of a Class to exceed the above limits.

 KENSINGTON STRATEGIC REALTY FUND
 RISK/RETURN SUMMARY AND FUND EXPENSES

 Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   - $10,000 investment
   - 5% annual return
   - redemption at the end of each period
   - no changes in the Fund's operating expenses
 Because this example is hypothetical and for comparison purposes only, your actual costs are likely to be different.

 EXPENSE EXAMPLE


                                                           1            3
    THE FUND                                             YEAR         YEARS

    Class A                                              $790        $1,367
    Class B                                              $813        $1,376
    Class C                                              $405        $1,062

 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


 KENSINGTON STRATEGIC REALTY FUND

 INVESTMENT OBJECTIVE

 The Fund's investment objective is to seek high current income relative to equity investment alternatives, plus long term growth of capital.



 INVESTMENT STRATEGY


 The Fund will pursue its objective by investing primarily in securities of companies in the real estate industry, such as real estate investment trusts ("REITs"), master limited partnerships and other real estate firms. Its investments in these issuers may include common, preferred and convertible stock, debt obligations and other senior securities, rights and warrants to purchase securities, and limited partnership interests.

 The Adviser will use a variety of strategies in managing the Fund's investments. It may engage in transactions designed to hedge against changes in the price of the Fund's portfolio securities, such as purchasing put options or selling securities short. The Fund may also leverage its portfolio by borrowing money to purchase securities, and it may lend its portfolio securities to generate additional income. The Fund may also purchase restricted securities (securities which are deemed to be not readily marketable).

 Under normal market conditions, at least 65% of the Fund's assets will be invested in securities of issuers engaged primarily in the real estate business. A Fund will deem an issuer to be primarily in the real estate business if it derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or if it has at least 50% of its assets invested in real estate. Real estate companies may include REITs, real estate operating companies, companies operating businesses that own a substantial amount of real estate (such as hotels and assisted living facilities) and development companies. For liquidity, the Fund will normally invest a portion of its assets in high quality debt securities (securities rated within the top two rating categories by a nationally recognized rating agency), money market instruments and repurchase agreements. For temporary defensive purposes, under unusual market conditions, the Fund may invest in these instruments without limit. During periods that the Fund is investing defensively, it will not be pursuing its investment objective.

 The Fund will not be a diversified investment company, which means that it may invest greater proportions of its assets in individual issuers than a diversified investment company.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


 INVESTMENT STRATEGY

 CONTINUED


 The Fund may determine to limit sales of its shares from time to time, depending on the range of attractive investment opportunities available to it. While the Fund may close to new investors at any time, it will specifically close to new investors upon reaching $150 million in net asset value and must remain closed for at least 90 days thereafter. If a decision is made subsequently to reopen the Fund to new investors, the Fund will thereafter close to new investors upon reaching a net asset value equal to 0.5% of the then current market capitalization of the NAREIT Composite Index and reopen for such periods as the Fund's net assets fall below such 0.5%. Any closing of the Fund under these provisions will occur beginning 45 days after the close of the quarter in which the Fund reaches, and continues to have, a size which triggers such closing. The Fund will reopen to new investors on the first day of any month following a drop below this 0.5% level, provided the Fund is still below that level. Existing shareholders may continue to make additional investments after any such closing.



 PRINCIPAL RISKS OF INVESTING IN THE FUND

 An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

 The Fund's real estate security investments expose it to the risks of the commercial real estate market. Real estate values (and the values of real estate-related securities) fluctuate with changes in general and local economic conditions such as overbuilding, employment conditions, operating costs and factors affecting particular neighborhoods. Real estate values are also affected by changes in interest rates and governmental actions such as tax and zoning changes, rent restrictions, and infrastructure maintenance. The value of REIT securities can, additionally, be affected by changes in tax law for REITs, or failure of a particular REIT to qualify for favorable tax treatment.

 While the Fund intends to comply with tax laws applicable to investment companies which require it to be diversified as to at least half of its assets, the Fund's non-diversified status means that it is able to concentrate up to half it portfolio in the securities of a few issuers. Should the Fund pursue this strategy, it would be more exposed to risks affecting those issuers than if it held a more diversified portfolio.

 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

-

 PRINCIPAL RISKS OF INVESTING IN THE FUND
 CONTINUED

 The Fund may borrow amounts up to one-third of the value of its assets and may use borrowed funds to purchase securities for the Fund. This practice, known as "leveraging," will increase returns to the Fund if the additional securities purchased increase in value more than the interests and other costs of borrowing. If the additional securities lose value, however, the loss to the Fund will be greater than if borrowed funds had not been used to make the purchase. Thus, leveraging is considered to increase risk.

 Although the Fund's loans of portfolio securities will be fully collateralized and marked to market throughout the period of the loan, the Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems. Short sales can cause a loss to the Fund if the price of the security sold short increases between the date of the short sale and the date on which the Fund must settle the transaction. Restricted securities are not registered for public sale and thus cannot easily be disposed of by the Fund, particularly at a desirable price. Because they are not publicly traded, they may also be difficult to price accurately.

 The Fund pays the Adviser a fee based on the Fund's performance relative to the NAREIT Composite Index. This arrangement could provide an incentive to the Adviser to seek special opportunities that may involve greater risks than if a non-performance fee arrangement had been adopted. Conversely, the Adviser could be motivated to avoid risk in order to minimize fluctuations in its performance based fee.

 EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector.

 MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

 INTEREST RATE RISK: In addition to the sensitivity of real estate-related securities to changes in interest rates, the value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

-

 PRINCIPAL RISKS OF INVESTING IN THE FUND
 CONTINUED

 CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

 HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can also cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

 YEAR 2000 RISK: Like other funds and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser, and the Fund's other service providers do not properly process and calculate date related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect companies in which the Fund invests where, for example, such companies incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.

 The Fund has been advised that the Adviser and the Fund's other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Fund's operations associated with Year 2000 issues. Internal efforts include a commitment to dedicate adequate staff and funding to identify and remedy Year 2000 issues, and specific actions such as taking inventory of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems, and retesting for Year 2000 readiness. The Fund's Adviser and service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing any Year 2000 issues, and each provider intends to engage, where appropriate, in private and industry or "streetwide" interface testing of systems for Year 2000 readiness.

 In the event that any systems upon which the Fund is dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur.

 INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

-

 PRINCIPAL RISKS OF INVESTING IN THE FUND
 CONTINUED


 While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser or the Fund's service providers cannot be accurately assessed at this time, the Fund currently has no reason to believe that the Year 2000 plans of the Adviser and the Fund's service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition or those of the Fund. The Fund and the Adviser will continue to closely monitor developments relating to this issue, including development by the Adviser and the Fund's service providers of contingency plans for providing back-up computer services in the event of a systems failure or the inability of any provider to achieve Year 2000 readiness. Separately, the Adviser will monitor potential investment risk related to Year 2000 issues.

 [BOOK ICON]
                SHAREHOLDER INFORMATION
-

 PRICING OF FUND SHARES
 -------------------------------------------------------------------------------
 HOW NAV IS CALCULATED

 The NAV for each class of shares is calculated by adding the total value of the Fund's investments and other assets attributable to each class, subtracting the liabilities for that class, and then dividing that figure by the number of outstanding shares of the class:

                                      NAV =
                           Total Assets - Liabilities
                           --------------------------
                                Number of Shares
                                   Outstanding

 -------------------------------------------------------------------------------

 Per share net asset value (NAV) for each class of shares of the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

 Your order for purchase or sale of a class of shares is priced at the next NAV for that class calculated after your order is accepted by the Fund plus any applicable sales charge as noted in the section on "Distribution
 Arrangements/Sales Charges." This is what is known as the offering price.

 The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

 SHAREHOLDER INFORMATION
-

 PURCHASING AND ADDING TO YOUR SHARES

 You may purchase the Fund through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.


                                                       MINIMUM           MINIMUM
                                                       INITIAL          SUBSEQUENT
                    ACCOUNT TYPE                      INVESTMENT        INVESTMENT
    Regular (non-retirement)                           $25,000             $25
    ------------------------------------------------------------------------------
    Retirement                                         $10,000             $25
    ------------------------------------------------------------------------------
    Automatic Investment Plan Regular                  $25,000             $25
    ------------------------------------------------------------------------------
    Retirement                                         $10,000             $25


 All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.


 The Fund may waive its minimum purchase requirements and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

 SHAREHOLDER INFORMATION
-

 PURCHASING AND ADDING TO YOUR SHARES
 CONTINUED

 INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

 BY REGULAR MAIL

 Initial Investment:

 1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

 2. Make check, bank draft or money order payable to "Kensington Strategic Realty Fund."

 3. Mail to: Kensington Strategic Realty Fund, P.O. Box 182235, Columbus, OH 43218-2235

 Subsequent:

 1. Use the investment slip attached to your account statement. Or, if unavailable,

 2. Include the following information on a piece of paper:

    - Fund name

    - Share class

    - Amount invested

    - Account name

    - Account number

    Include your account number on your check.

 3. Mail to: Kensington Strategic Realty Fund, P.O. Box 182235, Columbus, OH 43218-2235

 BY OVERNIGHT SERVICE

 SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

 3. Send to: Kensington Strategic Realty Fund Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

 BY WIRE TRANSFER

 Note: Your bank may charge a wire transfer fee.

 Prior to wiring funds and in order to ensure that wire orders are invested promptly, investors must call the Fund at 1-877-833-7114 to obtain instructions regarding the bank account number to which the funds should be wired and other pertinent information.

 You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

 SHAREHOLDER INFORMATION
-

 PURCHASING AND ADDING TO YOUR SHARES
 CONTINUED

 AUTO INVEST PLAN


 You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $25 after applicable minimum is met. To invest regularly from your bank account:



 Complete the Automatic Investment Plan portion on your Account Application.

 Make sure you note:
    - The name and address of the bank account
    - Your checking or savings account number
    - The amount you wish to invest automatically (minimum $500)
    - How often you want to invest (every month, twice a month, 4 times a year or once a year)
    - Attach a voided personal check or savings deposit slip.
 -------------------------------------------------------------------------------

 DIVIDENDS AND DISTRIBUTIONS

 The Fund will pay dividends from any income quarterly. All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Capital gains are distributed at least annually.

 DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
 -------------------------------------------------------------------------------

 SHAREHOLDER INFORMATION

 SELLING YOUR SHARES

 INSTRUCTIONS FOR SELLING SHARES


 You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" on the following page.

   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

   As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

 BY TELEPHONE (unless you have declined telephone sales privileges)


 1. Call 1-877-833-7114 with instructions as to how you wish to receive your funds (mail, check or wire).


    Note: IRA redemptions must be requested by mail.

 BY MAIL


 1. Call 1-877-833-7114 to request redemption forms or write a letter of instruction indicating:


    - your Fund and account number

    - amount you wish to redeem

    - address where your check should be sent

    - account owner(s) signature


 2. Mail to: Kensington Strategic Realty Fund, P.O. Box 182235, Columbus, OH 43218-2235


 WIRE TRANSFER

 You must indicate this option on your application.

 The Fund may charge a wire transfer fee.

 Note: Your financial institution may also charge a separate fee.


 Call 1-877-833-7114 to request a wire transfer.


 If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

 SHAREHOLDER INFORMATION
-

 SELLING YOUR SHARES
 CONTINUED

 AUTOMATIC WITHDRAWAL PLAN

 You can receive automatic payments from your account on a monthly, quarterly or annual basis. The minimum withdrawal is $50. To activate this feature:


   - Make sure you've checked the appropriate box on the Account Application. Or call 1-877-833-7114.



   - Minimum balance required to start this program is $10,000 (provided the applicable minimum initial investment has been satisfied).


   - Include a voided personal check.

   - If the value of your account falls below $5,000, you may be asked to add sufficient funds to bring the account back to $5,000, or the Fund may close your account and mail the proceeds to you.

 SHAREHOLDER INFORMATION

 GENERAL POLICIES ON SELLING SHARES

 REDEMPTIONS IN WRITING REQUIRED

 You must request redemption in writing in the following situations:

 1. Redemptions from Individual Retirement Accounts ("IRAs").

 2. Redemption requests requiring a signature guarantee which include each of the following.

   - You are redeeming over $100,000


   - Your account registration or the name(s) in your account has changed within the last 15 days

   - The check is not being mailed to the address on your account
   - The check is not being made payable to the owner of the account
   - The redemption proceeds are being transferred to another Fund account with a different registration.

 A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

 VERIFYING TELEPHONE REDEMPTIONS

 The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

 REDEMPTIONS WITHIN 10 BUSINESS DAYS OF INITIAL INVESTMENT

 When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check or wire transfer.

 REFUSAL OF REDEMPTION REQUEST

 Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 SHAREHOLDER INFORMATION
-

 GENERAL POLICIES ON SELLING SHARES
 CONTINUED

 REDEMPTION IN KIND

 The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

 CLOSING OF SMALL ACCOUNTS

 If your account falls below $5,000, the Fund may ask you to increase your balance. If it is still below $5,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

 UNDELIVERABLE REDEMPTION CHECKS

 For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

 SHAREHOLDER INFORMATION
-

 GENERAL POLICIES ON SELLING SHARES
 CONTINUED

 DISTRIBUTION ARRANGEMENTS/SALES CHARGES

 This section describes the sales charges and fees you will pay as an investor in the Funds and ways to qualify for reduced sales charges.


                                    CLASS A            CLASS B            CLASS C

 Sales Charge (Load)            Front-end sales    No sales           No sales
                                charge; reduced    charge.            charge.
                                sales charges
                                available.
 Distribution and               Subject to         Subject to         Subject to
 Service (12b-1) Fee            annual             annual             annual
                                distribution       distribution       distribution
                                and shareholder    and shareholder    and shareholder
                                servicing fees     servicing fees     servicing fees
                                of up to .25%      of up to 1.00%     of up to 1.00%
                                of Fund's total    of Fund's total    of Fund's total
                                assets             assets             assets
                                applicable to      applicable to      applicable to
                                Class A shares.    Class B shares.    Class C shares.
 Fund Expenses                  Lower annual       Higher annual      Higher annual
                                expenses than      expenses than      expenses than
                                Class B and        Class A shares.    Class A shares.
                                Class C shares.


 CALCULATION OF SALES CHARGES

 CLASS A SHARES

 Class A shares of the Fund are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

 SHAREHOLDER INFORMATION

 DISTRIBUTION ARRANGEMENTS/SALES CHARGES
 CONTINUED

 The current sales charge rates for Class A shares of the Fund are as follows:


                                                SALES CHARGE     SALES CHARGE
                       YOUR                      AS A % OF         AS A % OF
                    INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT
      Less than $50,000                            5.75%             6.10%
      -------------------------------------------------------------------------
      $50,000 but less than $100,000               5.00%             5.26%
      -------------------------------------------------------------------------
      $100,000 but less than $250,000              4.00%             4.17%
      -------------------------------------------------------------------------
      $250,000 but less than $500,000              3.00%             3.09%
      -------------------------------------------------------------------------
      $500,000 but less than $1,000,000            2.50%             2.56%
      -------------------------------------------------------------------------
      $1,000,000 and above*                        0.00%             0.00%



 * In the case of investments of $1 million or more, a 1.00% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).


 CLASS B SHARES

 Class B shares are sold at NAV, without any upfront sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares before the 6th anniversary of their purchase, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

 CONTINGENT DEFERRED SALES CHARGE

               YEARS SINCE PURCHASE            CDSC
                   1                           5.00%
      ----------------------------------------------
                   2                           4.00%
      ----------------------------------------------
                   3                           3.00%
      ----------------------------------------------
                   4                           3.00%
      ----------------------------------------------
                   5                           2.00%
      ----------------------------------------------
                   6                           1.00%
      ----------------------------------------------
                   7                           0.00%

 SHAREHOLDER INFORMATION
-

 DISTRIBUTION ARRANGEMENTS/SALES CHARGES
 CONTINUED

 If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically, shares held for the longest time).

 CONVERSION FEATURE -- CLASS B SHARES

   - Class B shares automatically convert to Class A shares of the Fund after 8 years from the end of the month of purchase.

   - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

   - You will not pay any sales charge or fees when your shares convert, nor will the transaction give rise to any tax.

 CLASS C SHARES

 Class C shares are sold at NAV, with no sales charge. Therefore, the entire amount of your purchase price is invested in Class C shares. A CDSC of 1.00% is applied to redemptions of Class C shares within one year of the date of purchase. Class C shares have no conversion feature.

 SALES CHARGE REDUCTIONS

 Reduced sales charges on purchases of Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

   - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

   - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

   - COMBINATION PRIVILEGE. Combine accounts of multiple funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

 SHAREHOLDER INFORMATION
-

 SALES CHARGE WAIVERS -- CLASS A SHARES

 The following qualify for waivers of front end sales charges when purchasing Class A shares:

 (1) accounts owned by Trustees of the Company, officers, directors, employees and retired employees of (a) the Adviser and its affiliates and (b) The BISYS Group, Inc. and its affiliates, and spouses and children under the age of 21 of each of the foregoing;

 (2) accounts owned by employees (and their spouses and children under the age of 21) of any broker-dealer with whom the Distributor enters into a dealer agreement to sell Shares of the Funds.

 (3) Accounts opened in connection with "wrap fee" programs sponsored by broker-dealers or other financial organizations.

 For items listed above, shareholders must notify the Distributor that they are entitled to a waiver of the sales charge. The waiver will be granted subject to confirmation of the investor's situation.

 CDSC WAIVERS -- CLASS B SHARES

 The CDSC applicable to redemptions of Class B Shares will be waived under certain circumstances, including the following:

   - Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

   - Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

   - Returns of excess contributions to retirement plans.

   - Distributions of less than 12% of the annual account value under an Automatic Withdrawal Plan.

   - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

 The Distributor and the Adviser, at their expense, may provide compensation to dealers in connection with sales of Shares of the Fund.

 DISTRIBUTION AND SERVICE (12B-1) FEES

 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from the assets attributable to each Class of shares at the rates applicable to the particular class, on an ongoing basis, and will increase the cost of your investment.
-

 SHAREHOLDER INFORMATION
-

 SALES CHARGE WAIVERS
 CONTINUED

 The Distributor may use the 12b-1 fees paid by each class to pay for distribution-related expenses. Amounts up to .25% out of the 12b-1 fee payable by each class of shares may be used for shareholder servicing fees. The total of distribution and shareholder service payments by a particular class may not exceed the 12b-1 fee limit for that class.

 Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

 INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

 An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

 All IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to an IRA must distinguish the type and year of the contribution.

 For more information on an IRA call the Fund at 1-877-833-7114. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.

 SHAREHOLDER INFORMATION
-

 DIVIDENDS, DISTRIBUTIONS AND TAXES

 Any income the Fund receives, less expenses, is paid out in the form of dividends to its shareholders. Income dividends are usually paid quarterly. Capital gains for the Fund are distributed at least annually.

 Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

 Dividends are taxable as ordinary income. If the Fund designates a distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate, regardless of how long you have owned your Fund shares.

 Some dividends are taxable in the calendar year in which they are declared, even though your account statement may reflect them as being distributed in the following year.

 You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

 Foreign shareholders may be subject to special withholding requirements. There is a tax penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

 The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules or shareholders that are subject to back-up withholding. To avoid withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

[GRAPH ICON]

                FUND MANAGEMENT
-

 THE INVESTMENT ADVISER

 Kensington Investment Group, Inc. ("Kensington") is an SEC registered investment adviser which specializes in traded and non-traded real estate securities portfolio management. Kensington was founded in 1993 by principals who have been active in real estate securities research trading and investment since 1985. Kensington provides discretionary investment management services for assets totaling $133 million as of June 30, 1999 for private limited partnerships, separate accounts and registered investment company clients.

 Kensington is located at 4 Orinda Way, Suite 220D, Orinda, CA 94563.

-
 THE INVESTMENT COMMITTEE

 Kensington's principal owners are John Kramer, Paul Gray and Craig Kirkpatrick. This group leads the firm's investment strategy formation and implementation. Their backgrounds are described below.

  JOHN P. KRAMER,               Mr. Kramer is involved in all aspects of the
  PRESIDENT                     organization and is primarily responsible for
                                directing the firm's investment policies. Mr.
                                Kramer was previously Executive Vice President
                                at Liquidity Fund Investment Corporation where
                                he was responsible for directing the research,
                                marketing and trading activities of the firm.
                                Prior to joining Liquidity Fund in 1985, Mr.
                                Kramer was an associate with Federal Reserve
                                Chairman Alan Greenspan's economic consulting
                                firm, Townsend-Greenspan & Co. in New York
                                City, and an account executive at Sutro & Co.,
                                Inc. and Prudential-Bache Securities in San
                                Francisco. He received a B.A. in 1980 from the
                                State University of New York, Oneonta, in
                                Economics, graduating as class valedictorian.
                                Mr. Kramer received his Masters Degree in
                                Business Administration from the University of
                                California Berkeley in 1986, receiving an
                                award for his work in real estate finance
                                while at the Business School.

[GRAPH ICON]

                FUND MANAGEMENT
-


   THE INVESTMENT
   COMMITTEE
   CONTINUED

  PAUL GRAY,                    Mr. Gray is the Portfolio Manager and is
  EXECUTIVE VICE PRESIDENT      responsible for securities investment
                                decisions on behalf of Kensington's
                                portfolios. Prior to joining the Adviser in
                                1994, Mr. Gray was a partner and founder of
                                Golden State Financial Services, a mortgage
                                brokerage company. Prior to founding Golden
                                State Financial Services, Mr. Gray was a
                                senior analyst for Liquidity Fund Investment
                                Corporation where he managed their REIT
                                portfolios and developed the models used to
                                evaluate real estate securities. While at
                                Liquidity Fund, he served as Director of
                                Research for the National Real Estate Index
                                where he was instrumental in designing the
                                methodology and systems used to track real
                                estate values throughout the United States.
                                Mr. Gray received a Bachelor of Science in
                                Finance and Real Estate in 1988 from the
                                Business School at the University of
                                California at Berkeley.

  CRAIG M. KIRKPATRICK,         Mr. Kirkpatrick has been involved in the
  EXECUTIVE VICE PRESIDENT      research and trading of real estate securities
                                since 1985. He is a member of Kensington's
                                investment committee and involved in
                                Kensington's daily corporate business affairs.
                                Mr. Kirkpatrick was previously employed as
                                Vice President at Liquidity Fund Investment
                                Corporation from 1985-1993 responsible for the
                                research and trading of non-traded real estate
                                securities. Prior to joining Liquidity Fund,
                                Mr. Kirkpatrick was with Crocker Bank in the
                                finance department, acting as a liaison
                                between the Finance Division and World Banking
                                Division. Mr. Kirkpatrick received a Bachelor
                                of Science in Finance from the Business School
                                at the University of California at Berkeley in
                                1984.

 FUND MANAGEMENT
-


 THE PORTFOLIO MANAGER


 Paul Gray serves as Portfolio Manager for the Fund and is responsible for the day-to-day management of the Fund's portfolio. Mr. Gray oversees Kensington's research and trading staff.

-THE DISTRIBUTOR AND ADMINISTRATOR


 BISYS Fund Services, LP is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219


 The Statement of Additional Information has more detailed information about the Fund's service providers.

 CAPITAL STRUCTURE. The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series or class except as otherwise expressly required by law.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders will contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                   KENSINGTON STRATEGIC REALTY FUND

                   P.O. BOX 182235

                   COLUMBUS, OHIO 43218-2235

                   TELEPHONE: 1-877-833-7114

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

  - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6526.

                        Kensington Strategic Realty Fund
                                       an
                             Investment Portfolio of

                               The Coventry Group


                       Statement of Additional Information


                               September 15, 1999


         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus for Kensington Strategic Realty Fund ("Fund") dated September 15, 1999 ("Prospectus"). The Fund is a separate investment portfolio of The Coventry Group (the "Group"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Fund at 3435 Stelzer Road, Columbus, Ohio 43218-2235, or by telephoning toll free 1-877-833-7114.

                                TABLE OF CONTENTS
                                -----------------

                                                                                           Page
                                                                                           ----
THE COVENTRY GROUP...........................................................................1
INVESTMENT OBJECTIVE AND POLICIES............................................................1
         Additional Information on Portfolio Instruments.....................................1
         Investment Restrictions............................................................15
         Portfolio Turnover.................................................................17
NET ASSET VALUE.............................................................................17
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................................19
         Matters Affecting Redemption.......................................................19
MANAGEMENT OF THE GROUP.....................................................................20
         Trustees and
         Officers...........................................................................20
         Investment Adviser and
         Sub-Adviser........................................................................24
         Portfolio Transactions.............................................................26
         Banking Laws.......................................................................28
         Administrator......................................................................28
         Distributor........................................................................32
         Custodian..........................................................................35
         Transfer Agency and Fund Accounting
         Services...........................................................................36
         Independent Auditors...............................................................37
         Legal Counsel......................................................................37
ADDITIONAL INFORMATION......................................................................37
         Description of Shares..............................................................37
         Vote of a Majority of the Outstanding
         Shares.............................................................................38
         Additional Tax Information.........................................................38
         Yields and Total Returns...........................................................48
         Performance Comparisons............................................................51
         Principal Shareholders.............................................................52
         Miscellaneous......................................................................52
FINANCIAL STATEMENTS........................................................................53
APPENDIX...................................................................................A-1

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP

                        KENSINGTON STRATEGIC REALTY FUND


         The Coventry Group (the "Group") is an open-end management investment company which issues its Shares in separate series. Each series of Shares relates to a separate portfolio of assets. This Statement of Additional Information deals with the portfolio called Kensington Strategic Realty Fund ("Fund"). Kensington Investment Group, Inc. ("Adviser") serves as investment adviser to the Fund. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Fund. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Fund should be made without first reading the Prospectus.


                        INVESTMENT OBJECTIVE AND POLICIES

Additional Information on Portfolio Instruments
-----------------------------------------------

         The following policies supplement the investment objective and policies of the Fund as set forth in the Prospectus.

         REAL ESTATE SECURITIES. The Fund is authorized to invest in the senior and common securities of REITs and other real estate companies, including preferred stock, convertible preferred stock, and corporate debt. A REIT is a corporation or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid , thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute to shareholders annually 95% or more of its otherwise taxable income.

         REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio and have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments in REITs will consist of equity REITs.

         Investments in REITs may be subject to certain of the same risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate generally; changes in neighborhood or property appeal; environmental clean-up costs; condemnation or casualty losses; risks related to general and local economic conditions, over-building and competition; increases in property taxes and operating expenses; lack of availability of mortgage funds; high or extended vacancy rates; and rent controls or variations in rental income. Rising interest rates may cause REIT investors to demand a higher annual return, which may cause a decline in the prices of REIT equity securities. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors may elect to prepay, and such prepayment may diminish the yield on securities issued by those REITs. In addition, mortgage REITs may be affected by the borrowers' ability to repay its debt to the REIT when due. Equity REIT securities may be affected by the ability of tenants to pay rent. In addition, REITs may not be diversified. REITs are subject to the possibility of failing to qualify for tax-free pass-through of income and failing to maintain exemption under the 1940 Act. Also, equity REITs may be dependent upon management skill and may be subject to the risks of obtaining adequate financing for projects on favorable terms.

         MORTGAGE-RELATED SECURITIES. The Fund may invest up to 15% of its assets in commercial mortgage-backed securities (CMBS). Holders of these securities receive payments derived from the interest and principal on an underlying pool of commercial loans. The Fund may purchase all grades of CMBS, including those rated below investment grade.

         BANK OBLIGATIONS. The Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Fund will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, provided that (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"). The Fund may also invest in commercial paper that is not rated but is determined by the Adviser under guidelines established by the Group's Board of Trustees, to be of comparable quality.

         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

         VARIABLE AND FLOATING RATE NOTES. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Fund will be determined by the Adviser under guidelines approved by the Group's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

         U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (collectively, "U.S. Government Obligations"). Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Fund will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

         FUTURES CONTRACTS. The Fund may invest in futures contracts and options thereon (stock index futures contracts or interest rate futures or options) to hedge or manage risks associated with the Fund's securities investments. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         A stock index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock in the index is contemplated.

         To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contract, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position. Brokerage fees are also incurred when a futures contract is purchased or sold.

         Although futures contracts typically require future delivery of and payment for financial instruments, the futures contracts are usually closed out before the delivery date. Closing out an open Futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract.

         As an example of an offsetting transaction in which the financial instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the contract is required (e.g., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

         Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to hedge or manage risks effectively.

         The Fund will not purchase or sell futures contracts (or related options thereon) if, immediately after the transaction, the aggregate initial margin deposits and premiums paid by the Fund on its open futures and options positions that do not constitute bona fide hedging transactions, as defined by applicable rules, exceed 5% of the liquidation value of the Fund after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered.

         The Fund will not enter into futures contracts for speculation and will only enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission. Futures are also traded in various overseas markets.

         The Fund may enter into real estate related futures contracts as a hedge against changes in prevailing levels of real estate stock values in order to establish more definitely the effective return on securities held or intended to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected declines in real estate stock values, and purchases of futures in anticipation of purchasing underlying index stocks prior to the availability of sufficient assets to purchase such stocks or to offset potential increases in the prices of such stocks. When selling options or futures contracts, the Fund will segregate cash and liquid securities to cover any related liability.

         The Fund may enter into stock index futures contracts. A stock index contract such as the S&P 500 Stock Index Contract, for example, is an agreement to take or make delivery at a specified future date of an amount of cash equal to $500 multiplied by the difference between the value of the stock index at purchase and at the close of the last trading day of the contract. In order to close long positions in the stock index contracts prior to their settlement date, the Fund will enter into offsetting sales of stock index contracts.

         Using stock index contracts in anticipation of market transactions involves certain risks. Although the Fund may intend to purchase or sell stock index contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for the contracts at any particular time. In addition, the price of stock index contracts may not correlate perfectly with the movement in the stock index due to certain market distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index contracts, a correct forecast of general market trends may not result in a successful anticipatory hedging transaction.

         Futures Contracts Generally. Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Fund, whose business activity involves investment or other commitments in debt securities, equity securities, or other obligations, use the futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or expected to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the futures contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or securities prices,.

         The Fund's futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it has a fixed commitment or expectation to purchase.

         "Margin" with respect to futures and futures contracts is the amount of funds that must be deposited by the Fund with a broker in order to initiate futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit ("initial margin") is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("margin variation"). However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset values, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on its margin deposits.

         The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund segregates and commits to back the futures contract with cash or liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

         Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Successful use of futures by the Fund is subject to the Adviser's ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

         The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         CALL OPTIONS. The Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Fund will write only covered call options and will normally not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering all call options would exceed 25% of the market value of its net assets.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's Custodian.

         The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         WRITING COVERED PUT OPTIONS. The Fund may write covered put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

         The Fund may write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash and liquid securities in an amount not less than the exercise price at all times while the put option is outstanding. (The rules of the Options Clearing Corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Advisor wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received.

         PURCHASING PUT OPTIONS. The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

         The Fund may purchase a put option on an underlying security (a "protective put") owned as a defensive technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price 's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Advisor deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

         The Fund may also purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security . If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

         The Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

         PURCHASING CALL OPTIONS. The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities. Examples of such uses of call options are provided below.

         Call options may be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund involved to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         The Fund will commit no more than 5% of its assets to premiums when purchasing call options. The Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

         OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to options on fixed income or equity securities or options on currencies, except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities upon which the futures contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to purchasing call and put options on futures, the Fund may purchase call and put options on the underlying securities. Such options would be used in a manner identical to the use of options on futures contracts. To reduce or eliminate the leverage then employed by the Fund or to reduce or eliminate the hedge position then currently held by the Fund, the Fund may seek to close out an option position by selling an option covering the same securities or contract and having the same exercise price and expiration date.

         RESTRICTED AND ILLIQUID SECURITIES. Restricted securities are subject to restrictions on resale under federal securities law. Under criteria established by the Fund's Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

         Restricted securities in which the Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Adviser believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

         SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by the other investment companies. The Fund currently intends to limit its investments in accordance with applicable law. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by the Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same investment adviser. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

         REPURCHASE AGREEMENTS. Securities held by a Fund may be subject to repurchase agreements. These transactions permit the Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities. Under the terms of a repurchase agreement, the Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 ("1940 Act").

         DIVERSIFICATION. The Fund is a "non-diversified" management investment company, as defined in the 1940 Act. Therefore, it is not subject to the diversifications requirements of the 1940 Act which generally limit investments, as to 75% of a fund's total assets, to no more than 5% in securities in a single issuer and 10% of an issuer's voting securities. Similar diversification requirements, as to 50% of the Fund's total assets, will however be applicable to the Fund under the Internal Revenue Code, which also provide that the Fund may not invest more than 25% of its total assets in issuers controlled by the Funds and determined to be in a similar business.

         LEVERAGE. The Fund can buy securities with borrowed money (a form of leverage). Leverage exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio securities. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, including reverse repurchase agreements (see below), the 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holding within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

         REVERSE REPURCHASE AGREEMENTS AND LEVERAGE. The Fund may enter into reverse repurchase agreements which involve the sale of a security by the Fund and its agreement to repurchase the security at a specified time and price. This is another form of leverage. The Fund will maintain in a segregated account with its custodian cash, cash equivalents, or liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but not with banks). Under the 1940 Act, reverse repurchase agreements are considered borrowings by the Fund; accordingly, the Fund will limit its investments in these transactions, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940 Act should decline as a result of market fluctuation or other reasons, the Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings (including reverse repurchase agreements) and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund intends to enter into reverse repurchase agreements only if the income from the investment of the proceeds is greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

         LOANS OF PORTFOLIO SECURITIES. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid, high-grade debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Fund may pay reasonable finders' and custodial fees in connection with loans. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not lend their securities to any director, officer, employee, or affiliate of the Adviser, the Administrator or the Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

         WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS. The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). The Fund will not purchase securities the value of which is greater than 5% of its net assets on a when-issued or firm commitment basis. The Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to the Fund until it accepts delivery of the security. The Fund will not use such transactions for leveraging purposes and, accordingly, will segregate cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent the Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value

(such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of the Fund's portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

         SHORT SALES The Fund may from time to time sell securities short. A sort sale is a transaction in which the Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund must arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund from the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.


         The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or obligations of the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"). In addition, the Fund will place in a segregated account with its custodian an amount of cash or U.S. Government Securities equal to the difference, if any, between (a) the current market value of the securities sold, and (b) any cash or U.S. Government Securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short.


         The Fund will incur a loss as a result of a short sale (other than a short sale against the box, see below) if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Possible losses from such short sales differ from losses that could be incurred from a purchase of a security, because losses from such short sales may be unlimited, whereas losses from purchases of a security can equal only the total amount invested. Short sales will be limited to no more than 25% of the value of the Fund's assets.

         SHORT SALES AGAINST THE BOX The Fund may enter into a short sale of a security such that, so long as the short position is open, the Fund will own an equal amount of preferred stock or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sales, which is described as one "against the box," will be entered into by the Fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date, when the Fund delivers the convertible securities to close out its short position. Although, prior to delivery, the Fund will have to pay an amount equal to any dividends paid on the common stock sold short, the Fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The Fund will deposit, in a segregated account with its custodian, convertible preferred stocks or convertible debt securities in connection with short sales against the box.

Investment Restrictions
-----------------------

The following are fundamental investment restrictions of the Fund:

1. The Fund has elected to qualify as a non-diversified series of the Trust.

2. The Fund will invest more than 25% of the value of its assets in securities of issuers in the real estate industry.

Additionally, the Fund may not:

3. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

4. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

5. engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

6. purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

7. purchase physical commodities or contracts relating to physical commodities;

8. make loans to other persons, except (i) loans of portfolio securities, and
(ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

Portfolio Turnover
------------------

          The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. The turnover rate for the Fund is not expected to exceed 200%.

NET ASSET VALUE

         The net asset value of Shares of the Fund is determined and the Shares are priced as of the Valuation Time on each Business Day of the Company. A "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Portfolio equity securities for which market quotations are readily available are valued based upon their last sales prices in their principal market. Lacking any sales, these securities are valued at the mean between the most recent bid and asked quotations. Debt securities with remaining maturities of 60 days or less will be valued at their amortized cost. Other debt securities are generally valued by pricing agents based on valuations supplied by broker-dealers or calculated by electronic methods. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the best judgment of the Adviser under the supervision of the Group's Board of Trustees.

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         As noted, the Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         Fund Shares are sold on a continuous basis by BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Distributor") and BISYS Fund Services has agreed to use appropriate efforts to solicit all purchase orders.


Matters Affecting Redemption
-----------------------------

         The Group may suspend the right of redemption or postpone the date of payment for Shares with respect to the Fund during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension for the protection of security holders of the Group or the Fund, or (d) the Commission has determined that an emergency exists as a result of which (i) disposal by the Group or the Fund of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group or the Fund to determine the fair value of its net assets.

         The Group may redeem Shares of the Fund involuntarily if redemption appears appropriate in light of the Group's responsibilities under the 1940 Act. (See "General Policies on Redeeming Shares" in the Prospectus.)


         The Adviser will pay investment dealers of record commissions on initial sales of Class A shares of $1 million or more based on purchase at net asset value. Such commissions will be paid at the rate of 1.00%. A contingent deferred sales charge (CDSC) of 1.00% will be imposed on redemptions of these shares (exclusive of shares purchased with reinvested dividends and/or distributions) within the first year after the initial sale.


MANAGEMENT OF THE GROUP

Trustees and Officers
---------------------

         Overall responsibility for management of the Group rests with its Board of Trustees, which is elected by the Shareholders of the Group. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

         The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are as follows:

                                                  Position(s) Held                     Principal Occupation
         Name, Address & Age                       With the Group                       During Past 5 Years
     ---------------------------                 -------------------                 ------------------------
Walter B. Grimm*                        Chairman, President and Trustee        From June 1992 to present, employee
3435 Stelzer Road                                                              of BISYS Fund Services, from 1987 to
Columbus, OH  43219                                                            June 1992, President of Leigh
Age:  52                                                                       Investments (investment firm).

Maurice G. Stark                        Trustee                                Retired.  Until December 31,

                                                  Position(s) Held                     Principal Occupation
         Name, Address & Age                       With the Group                       During Past 5 Years
     ---------------------------                 -------------------                 ------------------------
505 King Avenue                                                                1994, Vice President-Finance and
Columbus, Ohio  43201                                                          Treasurer, Battelle Memorial
Age:  62                                                                       Institute (scientific research and
                                                                               development service corporation).

Michael M. Van Buskirk                  Trustee                                From June 1991 to present, Executive
37 West Broad Street                                                           Vice President of The Ohio Bankers'
Suite 1001                                                                     Association (trade association);
Columbus, Ohio  43215                                                          from September 1987 to June 1991,
Age:  50                                                                       Vice President - Communications, TRW
                                                                               Information Systems Group (electronic
                                                                               and space engineering).

John H. Ferring IV                      Trustee                                From 1979 to present, President and
105 Bolte Lane                                                                 owner of Plaze, Inc., St. Clair,
St. Clair, Missouri  63077                                                     Missouri.
Age:  45

J. David Huber                          Vice President                         From June 1987 to present, employee
3435 Stelzer Road                                                              of BISYS Fund Services.
Columbus, Ohio  43219
Age:  51


Jennifer J. Brooks                      Vice President                         From October 1988 to present,
3435 Stelzer Road                                                              employee of BISYS Fund Services.
Columbus, Ohio  43219
Age:  32

Gary R. Tenkman                         Treasurer                              From April 1998 to present,
3435 Stelzer Road                                                              employee of BISYS Fund Services;
Columbus, Ohio  43219                                                          from September 1990 to March 1998,
Age:  29                                                                       employee of Ernst & Young LLP.

George L. Stevens                       Secretary                              From September 1996 to present,
3435 Stelzer Road                                                              employee of BISYS Fund Services;
Columbus, Ohio  43219                                                          from September 1995 to September

                                                  Position(s) Held                     Principal Occupation
         Name, Address & Age                       With the Group                       During Past 5 Years
     ---------------------------                 -------------------                 ------------------------
                                                                               1996, Independent Consultant;
                                                                               from September 1989 to September
                                                                               1995, Senior Vice President,
                                                                               AmSouth Bank, N.A.

Alaina V. Metz                          Assistant Secretary                    From 1995 to present, employee of
3435 Stelzer Road                                                              BISYS Fund Services; from May 1989
Columbus, Ohio  43219                                                          to June 1995, employee of Alliance
Age:  30                                                                       Capital Management.

----------------------------

* Mr. Grimm is considered to be an "interested person" of the Group as defined in the 1940 Act.

         As of the date of this Statement of Additional Information, the Group's officers and Trustees, as a group, own less than 1% of either Fund's outstanding Shares.


         The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services may receive fees pursuant to the Distribution and Shareholder Services Plan and the Administrative Services Plan. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Fund for acting as administrator and transfer agent and for providing certain fund accounting services. Messrs. Huber, Tenkman, Stevens, Grimm, Ms. Metz and Ms. Brooks are employees of BISYS.


         Trustees of the Group not affiliated with BISYS or BISYS Fund Services receive from the Group an annual fee of $1,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with BISYS or BISYS Fund Services do not receive compensation from the Group.

Investment Adviser
------------------


         Investment advisory services for the Funds are provided by Kensington Investment Group, Inc., 4 Orinda Way, Suite 220D, Orinda, CA 94563. Pursuant to an Investment Advisory Agreement dated as of September 15, 1999 (the "Agreement"), the Adviser has agreed to provide investment advisory services to the Fund as described in the Prospectus. For the services provided pursuant to the Agreement, the Fund pays the Adviser a base fee computed daily and paid monthly, at an annual rate, calculated as a percentage of the Fund's average daily net assets, of 1.50%. The management fee is a fulcrum-type performance fee that, after the first twelve months of the Fund's operations, increases or decreases from the base fee of 1.50% depending on the Fund's performance relative to that of the NAREIT Composite Index during the preceding twelve months. The Adviser will receive the base fee for the first twelve months of Fund operations and, thereafter, for periods when the Fund's performance for the past twelve months equals that of the Index. Through performance adjustments equal to 15% of the difference between the performance of the Fund and that of the Index during the previous twelve months, the fee can range from a minimum of 0.50% to a maximum of 2.50%. This fee arrangement may result in higher fees than those paid by other investment companies. The Adviser may receive the maximum fee even if the Fund's absolute performance is negative, and it may receive the minimum fee even when the Fund has significant positive performance. The Adviser may periodically waive all or a portion of its advisory fee to increase the net income of the Fund available for distribution as dividends.

         Unless sooner terminated, the Agreement will continue in effect until September 15, 2001, and from year to year thereafter, if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the Fund and a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act of any party to the Agreement by votes cast in person at a meeting called for such purpose. (See "Vote of a Majority of the Outstanding Shares," below). The Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.


         The Agreement was approved by both the Trustees and the independent Trustees at a meeting held August 31, 1999.


Portfolio Transactions
----------------------

         Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute the Fund's portfolio transactions. Certain purchases and sales of portfolio securities with respect to the Fund are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         Firms with which portfolio transactions for the Fund will be conducted are selected based on a number of factors such as reputation, capital strength size and difficulty of order, sale of Fund shares and research provided to the Adviser. The Adviser may cause the Fund to pay commissions higher than those another broker-dealer would have charged if the Adviser believes the commission paid is reasonable relative to the value of the brokerage and research services received by the Adviser. Research services so received by the Adviser may be useful to the Adviser in providing services to clients other than the Fund, and not all such services are used by the Adviser in connection with the Fund. Similarly, research services provided to the Adviser by broker-dealers through which transactions are executed for clients other than the Fund may be used by the Adviser in providing services to the Fund.

         Investment decisions for the Fund are made independently from those for other accounts managed by the Adviser. Any such account may also invest in the same securities as the Fund. Securities purchased for the Fund may not be purchased for other accounts, and vice versa. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other accounts in order to obtain best execution.

Administrator
-------------


         BISYS serves as administrator ("Administrator") to the Fund pursuant to a Management and Administration Agreement dated September 15, 1999 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Fund (other than those performed by the Adviser under the Investment Advisory Agreement, the Custodian under the Custodian Agreement and by BISYS under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.


         Under the Administration Agreement, the Administrator has agreed to maintain office facilities and provide the Fund with regulatory reporting, all necessary office space, equipment, personnel, compensation and facilities to handle the Fund's affairs. These services include, among other things: assisting in the selection of and conducting and overseeing relations with various service providers to the Fund; maintaining the Fund's regulatory compliance calendar; preparing the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; coordinating and supervising the preparation and filing of the Fund's tax returns; monitoring the Fund's compliance with its status under the Internal Revenue Code; preparing compliance filings pursuant to state securities laws; developing and preparing, with the assistance of the Adviser, the Fund's Annual and Semi-Annual Reports and other communications to Shareholders; assisting Fund counsel in the preparation and filing the Fund's Registration Statement and any proxy materials; preparing and filing timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; calculating the Fund's expenses, controlling its disbursements, calculating various measures of performance and operations; and generally assisting in all aspects of the Fund's operations other than those performed by the Adviser, under the Investment Advisory Agreement, by the Custodian under the Custodian Agreement, by BISYS Fund Services as Distributor, or by BISYS under the Transfer Agency Agreement or Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         The Administrator receives fees from the Fund for its services as Administrator and for its services under the Transfer Agency Agreement and Fund Accounting Agreement pursuant to an Omnibus Fee Agreement. In addition to certain out-of-pocket expenses, these fees include: asset-based fees of 0.18% of the Fund's average daily net assets up to $1 billion and 0.10 for such assets in excess of $1 billion; per account fees of $25 per shareholder account. These asset-based and per-account fees are subject to an annual minimum fee of $125,000, and an additional annual amount of $25,000 is charged for each class of shares in addition to the initial class. The Administrator may periodically waive all or a portion of its fee with respect to the Fund in order to increase the net income of the Fund available for distribution as dividends.


         Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until September 15, 2002. The Administration Agreement thereafter shall be renewed automatically for successive two-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator. If the Administrator is replaced for any other reason, the Administrator shall receive a cash payment equal to fees that would be due for the balance of the term based on the average previous twelve months' Fund assets and number of shareholder accounts.


         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by a Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Distributor
-----------


         BISYS Fund Services Limited Partnership ("BISYS Fund Services) serves as distributor to the Funds pursuant to the Distribution Agreement dated September 15, 1999 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect with respect to the Fund until September 15, 2001, and thereafter, if such continuance is approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Fund and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation under the Distribution Agreement with the Group, but may receive compensation from the Fund under the Service and Distribution Plan described below.


         The Group has adopted a Service and Distribution Plan for each class of Shares of the Fund (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Fund is authorized to compensate the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Participating Organizations") for providing administration, distribution or shareholder service assistance. Payments to such Participating Organizations may be made pursuant to agreements entered into with the Distributor. The Plan authorizes the Fund to make payments to the Distributor amounts not to exceed, on an annual basis, 0.25% of the average daily net assets of Class A Shares of the Fund and 1.00% of Class B and Class C Shares. Each Class is authorized to pay a Shareholder Service Fee of up to 0.25% of its average daily net assets. As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees") at a meeting held on August 31, 1999. The Plan may be terminated with respect to a Class by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of the Class. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to a Class requires approval by a majority of the Shareholders of that Class. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or, with respect to a Class, by vote of a majority of the outstanding Shares of that Class. The Plan will continue in effect with respect to a Class for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued. In addition, for each Class, the Trustees, in approving the Plan, must determine that there is a reasonable likelihood that the Plan will benefit the Class and its Shareholders.


         The Board of Trustees of the Group believes that the Plan is in the best interests of each Class since it encourages Fund growth. As the Fund grows in size, certain expenses, and, therefore, total expenses per Share, may be reduced and overall performance per Share may be improved.

Custodian
---------

         Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as the Funds' custodian ("Custodian"). The Custodian is an affiliate of Bear, Stearns & Co. Inc. and Bear, Stearns Securities Corp., entities with which the Fund may transact other business including loans of portfolio securities and repurchase agreements.

Transfer Agency and Fund Accounting Services
--------------------------------------------


         BISYS, in addition to its service as Administrator, also serves as Transfer Agent and Dividend Disbursing Agent for the Fund. pursuant to a Transfer Agency Agreement dated September 15, 1999. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with the Fund's Shareholders of record: maintenance of shareholder records for the Fund's Shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Fund on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. The Fund pays the Transfer Agent for these services pursuant to the Omnibus Fee Agreement (see "Administrator").

         In addition, BISYS provides certain fund accounting services to the Fund pursuant to Fund Accounting Agreement dated September 15, 1999. Fees for these services are also paid pursuant to the Omnibus Fee Agreement (see "Administrator"). Under the Fund Accounting Agreement, BISYS maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per Share, calculation of the net income and capital gains, if any, and of yield, verification and reconciliation of the Fund's daily trade activity with the Custodian; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.


Independent Auditors
--------------------


         Ernst & Young LLP has been selected as independent auditors for the Fund for the fiscal year ended March 31, 2000.

Legal Counsel
-------------

         Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

Description of Shares
---------------------

         The Group is a Massachusetts business trust, organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are Shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of Shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of Shares.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, Shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding Shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Group voting without regard to individual funds. Rule 18f-3 under the 1940 Act provides that Shareholders of each class shall have exclusive voting rights on matters submitted to Shareholders relating solely to distribution and shareholder service arrangements.

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

Vote of a Majority of the Outstanding Shares
--------------------------------------------

         As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund or a Class means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of
(a) 67% or more of the votes of Shareholders of the Fund or Class, as applicable, present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund or Class, as applicable, are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund or Class, as applicable.

Additional Tax Information
--------------------------

         TAXATION OF THE FUND. The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and any net tax-exempt interest income each taxable year.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to Shareholders. The Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

         DISTRIBUTIONS. Dividends paid out of the Fund's investment company taxable income generally will be taxable to a U.S. Shareholder as ordinary income. A portion of the Fund's income may consist of dividends paid by U.S. corporations and, accordingly, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Properly designated distributions of net capital gains, if any, generally are taxable to Shareholders as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the net asset value of a Share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and Shareholders receiving distributions in the form of additional Shares will receive a report as to the net asset value of those Shares.

         Distributions by the Fund reduce the net asset value of the Fund's shares. Should a taxable distribution reduce the net asset value below a Shareholder's cost basis, the distribution nevertheless would be taxable to the Shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.


         DISTRIBUTION CLASSIFIED AS RETURN OF CAPITAL. From time to time dividends received by the Fund from its securities investments may exceed the earnings and profits reported. In that event, the excess would constitute a return of capital for tax purposes. The portion of a Fund distribution classified as a return of capital generally is not taxable to the Fund shareholders, but it will reduce their tax basis in their shares, which in turn would effect the amount of gain or loss shareholders would realize on the sale or redemption of their shares. If a return of capital distribution exceeds a shareholder's tax basis in his shares, the excess is generally taxed as capital gain to the shareholder assuming the shares are a capital asset.


         DISCOUNT SECURITIES. Investments by the Fund in securities that are issued at a discount will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

         Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired after April 30, 1993 having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

         Federal Tax Treatment of Futures Contracts. Except for transactions the Fund identified as hedging transactions, the Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Identified hedging transactions would not be subject to the mark to market rules and would result in the recognition of ordinary gain or loss. Otherwise, unless transactions in futures contracts are classified as part of a "mixed straddle," any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

         Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. It is anticipated that any net gain realized from the closing out of futures contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.


         The Fund will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised of the nature of the payments.


         OPTIONS AND HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by the Fund for selling a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option is added to the basis of the purchased security.

         Certain options in which the Fund may invest are "section 1256 contracts". Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.


         Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to Shareholders.

         The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to Shareholders, and which will be taxed to them as ordinary income or capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

         Unless certain constructive sales rules (discussed more fully above) apply, the Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period of any security, which is substantially identical to that which is sold short, may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

         The diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options and other hedging transactions.

         SALE OF SHARES. Upon the sale or other disposition of Fund Shares, or upon receipt of a distribution in complete liquidation of the Fund, a Shareholder generally will realize a taxable capital gain or loss which may be eligible for reduced capital gains tax rates, generally depending upon the Shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on a disposition of Fund Shares held by the Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the Shareholder with respect to such Shares.

         In some cases, Shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where (1) the Shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the Shareholder subsequently acquires Shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of Shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the Shares exchanged all or a portion of the sales charge incurred in acquiring those Shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired Shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

         BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax at the rate of 31% of all reportable payments, including dividends, capital gain distributions and redemptions payable to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability.

         FOREIGN SHAREHOLDERS. The tax consequences to a foreign Shareholder of an investment in the Fund may be different from those described above. In light of the Fund's investments in REITs and other real estate assets, an investment in the Fund may not be appropriate for certain foreign shareholders. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.


         OTHER TAXATION. The Group is organized as a Massachusetts business trust and, under current law, neither the Group nor any fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each fund continues to qualify as a regulated investment company under Subchapter M of the Code.

         Fund Shareholders may be subject to state and local taxes on Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

Yields and Total Returns
------------------------

         YIELD CALCULATIONS. Yields on each Class of Fund Shares will be computed by dividing the net investment income per share (as described below) earned by the Class during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The net investment income per share of a Class earned during the period is based on the average daily number of Shares of that Class outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                            a - b
                           ------
        Yield =    2 [(cd + 1)exp(6)  - 1]

Where:  a =      dividends and interest earned during the period.
        b =      expenses accrued for the period (net of reimbursements).
        c =      the average daily number of Shares outstanding during the
                 period that were Entitled to receive dividends.
        d =      maximum offering price per Share on the last day of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held by the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

         During any given 30-day period, the Adviser, Administrator or Distributor may voluntarily waive all or a portion of their fees with respect to the Fund or a Class. Such waiver would cause the yield of a Class to be higher than it would otherwise be in the absence of such a waiver.

         TOTAL RETURN CALCULATIONS. Average annual total return is a measure of the change in value of an investment in a Class of Shares of the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares of that Class immediately rather than paid to the investor in cash. The Fund computes the average annual total return for each Class by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                  Average Annual                   ERV
                    Total Return          = [ (P) exp (1/n) - 1]
                                                    P

Where:           ERV     =      ending redeemable value at the end
                                of the period covered by the
                                computation of a hypothetical $1,000
                                payment made at the beginning of the
                                period.

                   P     =      hypothetical initial payment of
                                $1,000.

                   n     =      period covered by the computation,
                                expressed in terms of years.

         The Fund computes its aggregate total return for each Class by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

         Aggregate Total                      ERV
            Return                =        [(------] - 1]

ERV          = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
  P          = hypothetical initial payment of $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Performance Comparisons
-----------------------

         Investors may judge the Fund's performance by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices, such as those prepared by Dow Jones & Co., Inc., Standard & Poor's Corporation and the National Association of Real Estate Investment Trusts ("NAREIT"), and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds or Ibbotson Associates, Inc. Comparisons may also be made to indices or data published in IBC/Donaghue's MONEY FUND REPORT, a nationally-recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, and U.S.A. Today. In addition to performance information, general information about the Fund that appears in a publication, such as those mentioned above, may be included in advertisements and in reports to Shareholders. The Fund may also include in advertisements and reports to Shareholders information comparing the performance of the Adviser to other investment advisers; such comparisons may be published by or included in Nelsons Directory of Investment Managers, Roger's, Casey/PIPER Manager Database, CDA/Cadence, or Chase Global Data and Research.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, the yield or performance of a Class may not be directly comparable to bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of the quality, composition and maturity of the Fund's portfolio, as well as expenses allocated to the Fund and each Class. Fees imposed upon customer accounts by third parties for cash management services will reduce the effective yield to customers.

         From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

Miscellaneous
-------------

         The Fund may include information in its Annual Report and Semi-Annual Report to Shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for the Fund or
(4) describes investment management strategies for the Fund. Such information is provided to inform Shareholders of the activities of the Fund for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Group officers regarding expected trends and strategies.

         The Financial Statements of the Fund will be provided in semi-annual (unaudited) and annual reports to Shareholders.

         Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Shareholders owning not less than 10% of the outstanding Shares of the Group entitled to vote may cause the Trustees to call a special meeting, including for the purpose of considering the removal of one or more Trustees. Any Trustee may be removed at any meeting of Shareholders by vote of two-thirds of the Group's outstanding shares. The Declaration of Trust provides that the Trustees will assist shareholder communications to the extent required by Section 16(c) of the 1940 Act in the event that a Shareholder request to hold a special meeting is made.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of any prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                                    APPENDIX


         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser with regard to portfolio investments for the Fund include Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") and Duff & Phelps, Inc. ("D&F"). Set forth below is a description of the relevant ratings of each such NRSRO. The description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the three highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Description of the three highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Description of the three highest long-term debt ratings by D&P:

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+ High credit quality Protection factors are strong. AA Risk is modest but may vary slightly from time to time AA- because of economic conditions.

         A+ Protection factors are average but adequate. However, risk factors are more A variable and greater in periods of economic stress.
         A-

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

         - Leading market positions in well-established industries.
         - High rates of return on Fund employed.
         - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
         - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
         - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayments of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

D&P's description of the short-term debt ratings (D&P incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


ITEM 23.  EXHIBITS

         (a)(1)       Declaration of Trust(1).

         (a)(2) Establishment and Designation of Series and Classes of Shares (Kensington Strategic Realty Fund(3).

         (b)          By-Laws(2).

         (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares(1).

         (d) Investment Advisory Agreement between Registrant and Kensington Investment Group(3).

         (e) Distribution Agreement between Registrant and BISYS Fund Services, Inc.(3).

         (f)          Not Applicable.


         (g) Custody Agreement between Registrant and Custodial Trust Company, filed herewith.


         (h)(1) Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3).

         (h)(2) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3).

         (h)(3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(3).

         (h)(4) Omnibus Fee Agreement between Registrant and BISYS Fund Services Ohio, Inc.(3).

         (h)(5) Expense Limitation Agreement between the Registrant and Kensington Investment Group, Inc.(3).


         (i)          Legal opinion, filed herewith.

         (j)          Not Applicable.

         (k)          Not Applicable.

         (l)          Not Applicable.


         (m)          Form of Service and Distribution Plan. (4)

         (n)          Form of 18f-3 Plan. (4)


------------------

1.       Filed with initial Registration Statement on January 8, 1992.
2.       Filed with Post-Effective Amendment No. 2 on September 4, 1992.
3.       Filed with Post-Effective Amendment No. 53 on July 2, 1999.

4.       Filed with Post-Effective Amendment No. 60 on August 9, 1999.



ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not applicable.

ITEM 25. INDEMNIFICATION

         Article IV of the Registrant's Declaration of Trust states as follows:

         SECTION 4.3.  MANDATORY INDEMNIFICATION.

         (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and
                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Trustee or officer:
                  (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;
                  (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
                  (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement or other disposition; or (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

         (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:
                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or
                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested
                  Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

                           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND THEIR OFFICERS AND DIRECTORS

                  Incorporated by reference to the responses in the current Form 10-K of UST Corp., on file with the Commission.

ITEM 27.          PRINCIPAL UNDERWRITER

                  (a) BISYS Fund Services, Limited Partnership ("BISYS Fund Services") acts as distributor for Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Performance Funds, the AmSouth Mutual Funds, The BB&T Mutual Funds Group, ESC Strategic Funds, Inc., The Eureka Funds, Fifth Third Funds, Governor Funds, Gradison Custodian Trust, Gradison Growth Trust, Gradison-McDonald Cash Reserves Trust, Gradison-McDonald Municipal Custodian Trust, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., The Kent Funds, Magna Funds, MMA Praxis Mutual Funds, Mercantile Mutual Funds, Inc., Meyers Investment Trust, M.S.D.&T Funds, Pacific Capital Funds, The Parkstone Advantage Fund, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, The Republic Advisors Funds Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds and The Vintage Mutual Funds, Inc.

                  (b) Partners of BISYS Fund Services, as of June 1, 1999, were as follows:

  Name and Principal Business           Position and Offices with       Position and Offices with
           Address                           Underwriter                         Registrant

BISYS Fund Services, Inc.                 Sole General Partner                      None

3435 Stelzer Road
Columbus, Ohio  43219

WC Subsidiary Corporation             Sole Limited Partner           None
150 Clove Road
Little Falls, New Jersey  07424

                  (c)      Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

                  (a) The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Kensington Investment Group, Inc. (records relating to its function as investment adviser); BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent, administrator, fund accounting agent and distributor).

ITEM 29. MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30. UNDERTAKINGS.

                  None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this filing meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 61 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 10th day of September, 1999.


                                              THE COVENTRY GROUP

                                              By:     /s/ Walter B. Grimm
                                                      -------------------------
                                                      Walter B. Grimm**

By:      /s/ Jeffrey L. Steele
         -------------------------------------------
         Jeffrey L. Steele, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



              Signature                                        Title                                   Date

/w/ Walter B. Grimm                               Chairman, President and Trustee             September 10, 1999
---------------------------------
Walter B. Grimm**

/w/ John H. Ferring IV                                        Trustee                         September 10, 1999
---------------------------------
John H. Ferring IV***

/s/ Maurice G. Stark                                          Trustee                         September 10, 1999
---------------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk                                    Trustee                         September 10, 1999
---------------------------------
Michael M. Van Buskirk*

/s/ Gary R. Tenkman                                Treasurer (Principal Financial             September 10, 1999
---------------------------------                       Accounting Officer)
Gary R. Tenkman****

By:      /s/ Jeffrey L. Steele
         -------------------------------------------
         Jeffrey L. Steele, as attorney-in-fact


* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 on May 1, 1996.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 39 on July 31, 1998.

**** Pursuant to power of attorney filed with Post-Effective Amendment No. 46 on May 14, 1999.